UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21447

                             SIT MUTUAL FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                  Date of fiscal year end: March 31, 2005

                  Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds Trust, is comprised of:
         Sit Florida Tax-Free Income Fund (Series A)

THE SCHEDULE OF INVESTMENTS FOR THE ONE SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

=================================================================================================================================
FLORIDA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (97.7%) (2)

     ESCROWED TO MATURITY / PREREFUNDED (8.6%)
             90,000    Brevard Co. School Board C.O.P. Series 1996-B (Ambac insured), 5.50%, 7/1/21                        92,782
             10,000    Gainesville Utility Sys. Rev. Series 1996-A, 5.20%, 10/1/26                                         10,341
             25,000    Orange Co.  School Board C.O.P. Series 1997-A, 5.375%, 8/1/22                                       25,948
             20,000    Tampa - Hillsborough Expressway Auth. Rev. Series 1997, 5.00%, 7/1/27                               20,703
                       Tampa Rev. Allegany Hlth. Sys.:
             50,000       Series 1993 (St. Anthony Hosp. Proj.), 5.125%, 12/1/15                                           50,271
             75,000       Series 1993 (St. Joseph's Hosp. Proj.) (MBIA insured), 5.125%, 12/1/23                           75,407
             50,000    Univ. of South FL Hsg. Fac. Rev. Series 1997-A (MBIA insured), 5.35%, 7/1/15                        51,016
                                                                                                                 ----------------
                                                                                                                          326,468
                                                                                                                 ----------------
     HOSPITAL/HEALTH CARE (9.2%)
                       Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. Proj.):
             50,000       5.125%, 10/1/14                                                                                  51,545
             65,000       5.125%, 10/1/19                                                                                  66,578
                       Highlands Co. Hlth. Facs. Auth. Rev. Series 2003-D (Adventist Hlth. Sys. Proj.):
             15,000       6.00%, 11/15/25                                                                                  16,298
             25,000       5.875%, 11/15/29                                                                                 27,050
                       Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Reg. Proj.):
             25,000       5.25%, 10/1/10                                                                                   26,524
             50,000       5.50%, 10/1/14                                                                                   52,807
            100,000    South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp., Inc. Proj.), 5.50%,
                          10/1/13                                                                                         105,705
                                                                                                                 ----------------
                                                                                                                          346,507
                                                                                                                 ----------------
     INDUSTRIAL  / POLLOTION CONTROL (0.8%)
             30,000    Jacksonville Pollution Ctrl. Rev. Ref. Series 1996 (Anheuser-Busch Proj.), 5.70%, 8/1/31            30,542
                                                                                                                 ----------------

     INSURED (43.8%)
             70,000    Clearwater Hsg. Auth. Rev. Refunding Series 1997 (Hamptons at Clearwater Proj.) (ACA
                          insured), 5.40%, 5/1/13                                                                          71,956
             40,000    Dade Co. Aviation Rev. Series 1997-C (Miami Intl. Airport Proj.), 5.125%, 10/1/27                   41,018
            100,000    Dade Co. Seaport Rev. Refunding Series 1995 (MBIA insured), 5.75%, 10/1/15                         102,202
            150,000    Dade Co. Special Oblig. Rev. Refunding Series 1996-B (Ambac insured), 5.00%, 10/1/35               153,982
             45,000    FL Correctional Privatization C.O.P. Series 1995-B (Ambac insured), 5.00%, 8/1/17                   45,952
             50,000    FL HFC Hsg. Rev. Series 2000-D-1 (Augustine Club Apts. Proj.)(Ambac insured), 5.75%,
                          10/1/30                                                                                          52,444
            100,000    Halifax Hosp. Med. Ctr. Health Care Fac. Rev. Series 1998-A (Halifax Mgmt. Sys. Proj.)
                          (ACA insured), 5.00%, 4/1/12                                                                    102,509
             95,000    Hillsborough Co. Educ. Fac. Auth. Rev. Refunding Series 1998 (Univ. of Tampa Proj.)
                          (Radian insured), 5.75%, 4/1/18                                                                 101,108
                       Lakeland Hosp. Sys. Rev. Refunding (Lakeland Regl. Med. Ctr. Proj.) (MBIA insured):
             55,000       Series 1996, 5.25%, 11/15/25                                                                     56,829
             50,000       Series 1997, 5.00%, 11/15/22                                                                     51,083
             40,000    Miami - Dade Co. Impts. Public Svc. Tax Rev. Series 1999, 5.00%, 10/1/23                            42,095
                       Miami - Dade Co. Special Oblig. Rev. Series 1997-B (MBIA insured):
            265,000       5.44% effective yield, 10/1/33                                                                   59,360
            100,000       4.79% effective yield, 10/1/35                                                                   87,330
             20,000    Ocala Cap. Impts. Rev. Series 1995 (Ambac insured), 5.375%, 10/1/22                                 20,429
            120,000    Orange Co. Hlth. Facs. Auth. Rev. Series 1995 (Adventist Hlth. Sys.)(Ambac insured),
                          5.25%, 11/15/20                                                                                 121,949
             90,000    Palm Beach Co. Hlth. Facs. Auth. Rev. Series 1993 (Jupiter Med. Ctr. Proj.)(FSA
                          insured), 5.25%, 8/1/18                                                                          90,128
             55,000    Pinellas Co. Swr. Rev. Ref. Series 1998, 5.00%, 10/1/24                                             57,402
                       Port Everglades Auth. Rev. Refunding & Impt. Series 1989-A:
             45,000       (FSA insured), 5.00%, 9/1/16                                                                     45,106
            150,000       (MBIA-IBC insured), 5.00%, 9/1/16                                                               150,354
             25,000    Venice Hlth. Care Rev. Series 1996 (Bon Secours Hlth. Sys. Proj.)(MBIA insured), 5.625%,
                          8/15/26                                                                                          25,781
            170,000    Village Ctr. Cmnty. Dev. Dist. Recreational Rev. Series 1998-A (MBIA insured), 5.00%,
                          11/1/21                                                                                         177,446
                                                                                                                 ----------------
                                                                                                                        1,656,463
                                                                                                                 ----------------

=================================================================================================================================
FLORIDA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
     MULTIFAMILY MORTGAGE (21.2%)
            100,000    Broward Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996 (Tamarac Pointe
                          Apts. Proj.)(GNMA collateralized), 6.15%, 7/1/16                                                102,711
            100,000    Capital Trust Agy. Hsg. Rev. Series 2005-B (Atlantic Hsg. Foundation Proj.), 4.50%, 7/1/15         100,577
             45,000    Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A (Golf Villas, Rivermill, and
                          Village Square Apts. Proj.), 4.75%, 6/1/13                                                       43,523
             45,000    Collier Co. HFA Multifamily Hsg. Rev. Series 2002C (Goodlette Arms Proj.), 5.25%, 8/15/15           46,711
             20,000    Dade Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996-A (New Horizons Proj.)
                          (FHA insured), 5.88%, 7/15/24                                                                    20,802
            120,000    Orange Co. Hlth. Facs. Auth. Rev. Refunding Series 2005 (Orlando Lutheran Proj.), 4.625%,
                          7/1/09                                                                                          119,140
             55,000    Palm Beach Co. Hsg. Fin. Auth. Rev. Refunding Series 1997-A
                          (GNMA Mallard's Cove Apts. Proj.), 5.95%, 10/20/31                                               55,438
            120,000    Palm Beach Co. Hlth. Fac. Auth. Rev. Series 1996 (ACTS Retirement Cmnty. Proj.),
                          5.625%, 11/15/20                                                                                123,552
            135,000    Plantation Hlth. Facs. Auth. Rev. Refunding Series 1998 (Covenant Village Proj.), 5.125%,
                          12/1/22                                                                                         136,353
             50,000    Polk Co. Hsg. Fin. Auth. Mtg. Rev. Series 1994-A (Lake Wales Gardens Proj.), 5.625%,
                          5/20/14                                                                                          53,145
                                                                                                                 ----------------
                                                                                                                          801,952
                                                                                                                 ----------------
     UTILITY (1.7%)
             15,000    Gainesville Utility Sys. Rev. Series 1996-A, 5.20%, 10/1/26                                         15,464
             50,000    Jacksonville Elec. Auth. Rev. Refundng Series 1997 Issue 2-14 (St. John's River Proj.),
                          4.90%, 10/1/08                                                                                   50,669
                                                                                                                 ----------------
                                                                                                                           66,133
                                                                                                                 ----------------
     OTHER REVENUE BONDS (12.4%)
             15,000    Double Branch Cmnty. Dev. Dist. Rev. Series 2003-C, 5.125%, 5/1/08                                  15,079
            100,000    Fiddlers Creek Cmnty. Dev. Dist. No. 2 Rev. Series 2003-B, 5.75%, 5/1/13                           104,177
            100,000    Forest Creek Cmnty. Dev. Dist. Impt. Rev. Series 2005-B, 4.85%, 5/1/11                              99,854
             25,000    Mediterra North Cmnty. Dev. Dist. Impt. Rev. Series 2001-B, 6.00%, 5/1/08                           25,203
            100,000    Panther Trace II Cmnty. Dev. Rev. Series 2005-B, 5.00%, 11/1/10                                    100,428
             20,000    Parklands Lee Cmnty. Dev. Dist. Rev. Series 2004-B, 5.125%, 5/1/11                                  20,096
              5,000    Parklands West Cmnty. Dev. Dist. Rev. Series 2001-B, 6.00%, 5/1/06                                   5,021
            100,000    Tisons Landing Cmnty. Dev. Dist. Special Assessment Series 2005-B, 5.00%, 11/1/11                  100,093
                                                                                                                 ----------------
                                                                                                                          469,951
                                                                                                                 ----------------

Total municipal bonds (cost: $3,690,218)                                                                                3,698,016
                                                                                                                 ----------------


Total investments in securities (cost: $3,690,218)                                                                     $3,698,016
                                                                                                                 ----------------

Other Assets and Liabilities, Net (+2.3%)                                                                                  87,154

                                                                                                                 ----------------
Total Net Assets                                                                                                       $3,785,170
                                                                                                                 ================


                                                                                                                 ----------------
Aggregate Cost                                                                                                          3,690,218
                                                                                                                 ----------------

Gross Unrealized Appreciation                                                                                              20,433
Gross Unrealized Depreciation                                                                                             (12,635)
                                                                                                                 ----------------
Net Unrealized Appreciation(Depreciation)                                                                                   7,798
                                                                                                                 ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.

ITEM 2.  CONTROLS AND PROCEDURES
         -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds Trust (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
         Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS
         --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds Trust
----------------------

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    February 16, 2006
         -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    February 16, 2006
         -----------------


By:      /s/ Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    February 16, 2006
         -----------------